PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE G. PROPERTY, PLANT AND EQUIPMENT

($ in millions)

At December 31:	2017	2016*
Land and land improvements	$480	$506
Buildings and building and leasehold improvements	10,073	9,763
Information technology equipment	16,874	15,012
Production, engineering, office and other equipment	4,060	3,869
Plant and other property—gross	31,487	29,150
Less: Accumulated depreciation	20,832	18,842
Plant and other property—net	10,655	10,308
Rental machines	844	984
Less: Accumulated depreciation	383	461
Rental machines—net	462	523

Total—net	$11,116	$10,830

*   Reclassified to conform to 2017 presentation.